Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements
FUTURE ACCOUNTING PRONOUNCEMENTS

The Corporation considers the applicability and impact of all ASUs issued by the Financial Accounting Standards Board ("FASB"). The following updates have been issued by FASB, but have not yet been adopted by Fortis. Any ASUs not included below were assessed and determined to be either not applicable to the Corporation or not expected to have a material impact on the consolidated financial statements.

Revenue from Contracts with Customers
ASU No. 2014-09 was issued in May 2014 and the amendments in this update, along with additional ASUs issued in 2016 and 2017 to clarify implementation guidance, create Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers, and supersede the revenue recognition requirements in ASC Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the codification. This standard clarifies the principles for recognizing revenue and enables users of financial statements to better understand and consistently analyze an entity's revenues across industries and transactions. The new guidance permits two methods of adoption: (i) the full retrospective method; and (ii) the modified retrospective method, under which comparative periods would not be restated and the cumulative impact of applying the standard would be recognized at the date of initial adoption supplemented by additional disclosures. This standard is effective for annual and interim periods beginning after December 15, 2017. Fortis adopted this ASU on January 1, 2018 using the modified retrospective approach and there have been no material adjustments identified to opening retained earnings.

Fortis has reviewed the final assessments and conclusions of its utilities on tariff-based sales to retail and wholesale customers, which represents more than 90% of the Corporation's consolidated revenue, and has concluded that the adoption of this standard will not affect revenue recognition for tariff-based sales and, therefore, will not have an impact on earnings. Fortis' subsidiaries have completed their final assessments and conclusions on less material revenue streams, and Fortis is reviewing these final assessments, particularly for consistency of implementation and accounting policy selection, and does not expect any adjustments.

The Corporation will add additional disclosures to address the requirement to provide more information regarding the nature, amount, timing and uncertainty of revenue and cash flows, which will result in revenues that fall outside the scope of the new standard, including alternative revenue programs, being presented separately. The Corporation will present revenue in three categories: (i) revenue from contracts with customers which will include retail and wholesale tariff revenue; (ii) alternative revenue programs; and (iii) other revenue. The Corporation's revenue is currently disaggregated by: (i) geography; and (ii) substantially autonomous utility operations. This level of disaggregation will not change upon implementation of the new guidance as it is: (i) used by the Corporation's chief operating decision maker for evaluating the financial performance of operating subsidiaries and to make resource allocation decisions; (ii) used by external stakeholders for evaluating the Corporation's financial performance; and (iii) consistent with other externally reported documents of the Corporation.

Fortis continues to monitor its adoption process under its existing internal control over financial reporting, including accounting processes and the gathering and evaluation of information used in assessing the required disclosures. As the Corporation finalizes its implementation in the first quarter of 2018, it will continue to assess any necessary changes to internal control over financial reporting.

Recognition and Measurement of Financial Assets and Financial Liabilities
ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, was issued in January 2016 and the amendments in this update address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. Most notably, the amendments require the following: (i) equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) to be measured at fair value through earnings; and (ii) financial assets and financial liabilities to be presented separately in the notes to the consolidated financial statements, grouped by measurement category and form of financial instrument. This update is effective for annual and interim periods beginning after December 15, 2017. Fortis will adopt this standard in the first quarter of 2018, with an effective date of January 1, 2018, however, it is not expected that this standard will have a material impact on its consolidated financial statements.

Leases
ASU No. 2016-02 was issued in February 2016 and the amendments in this update create ASC Topic 842, Leases, and supersede lease requirements in ASC Topic 840, Leases. The main provision of ASC Topic 842 is the recognition of lease assets and lease liabilities on the balance sheet by lessees for those leases that were previously classified as operating leases. For operating leases, a lessee is required to do the following: (i) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on the balance sheet; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. These amendments also require qualitative disclosures along with specific quantitative disclosures. This update is effective for annual and interim periods beginning after December 15, 2018 and is to be applied using a modified retrospective approach with practical expedient options. Early adoption is permitted. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements.

Measurement of Credit Losses on Financial Instruments
ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, was issued in June 2016 and the amendments in this update require entities to use an expected credit loss methodology and to consider a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for annual and interim periods beginning after December 15, 2019 and is to be applied on a modified retrospective basis. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
ASU No. 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, was issued in March 2017 and the amendments in this update require that an employer disaggregate the current service cost component of net benefit cost and present it in the same statement of earnings line item(s) as other employee compensation costs arising from services rendered. The other components of net benefit cost are required to be presented separately from the service cost component and outside of operating income. Additionally, the amendments allow only the service cost component to be eligible for capitalization when applicable. The amendments in this update should be applied retrospectively for the presentation of the net periodic benefit costs and prospectively, on and after the effective date, for the capitalization in assets of only the service cost component of net periodic benefit costs. This update is effective for annual and interim periods beginning after December 15, 2017. Fortis adopted this standard on January 1, 2018 and concluded that this standard will not materially impact its consolidated financial statements.

Targeted Improvements to Accounting for Hedging Activities
ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities, was issued in August 2017 and the amendments in this update better align risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and presentation of hedge results. This update is effective for annual and interim periods beginning after December 15, 2018. Early adoption is permitted. The amendments in this update should be reflected as of the beginning of the fiscal year of adoption. For cash flow and net investment hedges existing at the date of adoption, the amendments should be applied as a cumulative effect adjustment related to eliminating the separate measurement of ineffectiveness to accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings. Amended presentation and disclosure guidance is required only prospectively. Fortis is assessing the impact that the adoption of this update will have on its consolidated financial statements.